Earnings (loss) per ordinary share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of earnings (loss) per share calculation

	2021	2020	2019
	US$'000	US$'000	US$'000
(Loss) for the year from continuing operations	(115,374)	(244,359)	(370,277)
(Loss) profit for the year from discontinued operations	—	(5,399)	84,637
Total (Loss) for the year	(115,374)	(249,758)	(285,640)

Attributable to the Parent	(110,624)	(246,339)	(280,601)
Attributable to non-controlling interests	(4,750)	(3,419)	(5,039)

Earnings per share

	2021	2020	2019
Numerator:
(Loss) attributable to the Parent (US$'000)	(110,624)	(246,339)	(280,601)
Denominator:
Weighted average basic and dilutive shares outstanding	176,508,144	169,269,281	169,152,905
Basic and diluted (loss) earnings per ordinary share (US$)	(0.63)	(1.46)	(1.66)

Numerator:
(Loss) for the year from continuing operations attribuitable to the Parent (US$'000)	(110,624)	(240,940)	(365,238)
Denominator:
Weighted average basic and dilutive shares outstanding	176,508,144	169,269,281	169,152,905
Basic and diluted (loss) earnings per ordinary share (US$)	(0.63)	(1.42)	(2.16)

Numerator:
(Loss) profit for the year from discontinued operations (US$'000)	—	(5,399)	84,637
Denominator:
Weighted average basic and dilutive shares outstanding	176,508,144	169,269,281	169,152,905
Basic and diluted (loss) earnings per ordinary share (US$)	—	(0.03)	0.50